Fire Event	12 Months Ended
Dec. 31, 2023
Unusual Or Extraordinary Event [Abstract]
Fire Event	FIRE EVENT:
In June 2022, a fire occurred at our Batam, Indonesia facility. The fire destroyed inventories and damaged a building and equipment located at the site. Our manufacturing operations at the site were briefly paused, but resumed in June 2022. In 2022, we wrote down inventories destroyed (approximately $94) and a building and equipment damaged (aggregate of $1) by the fire. We expect to fully recover our tangible losses pursuant to the terms and conditions of our insurance policies. In 2022 and 2023, we recovered $31 and $23 of our inventory losses through insurance proceeds, respectively. As of December 31, 2023, we recorded an estimated receivable of approximately $41 related to remaining anticipated insurance proceeds in other current assets on our consolidated balance sheet. The write-downs and the offsetting insurance receivable (in equivalent amounts) were each recorded in other charges and other recoveries, respectively, in 2022, resulting in no net impact to 2022 net earnings. See note 15. We determined that this event did not constitute an impairment review triggering event for the applicable CGU, and no impairments to our intangibles or goodwill were recorded in connection therewith in 2022 or 2023.